                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                File No. 33-11495
                                File No. 811-4989


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X


     Pre-Effective Amendment No.


     Post-Effective Amendment No.   22                                   X

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X



     Amendment No.   21



                         VOYAGEUR MUTUAL FUNDS II, INC.
      --------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          1818 Market Street, Philadelphia, Pennsylvania        19103
      --------------------------------------------------------------------
         (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            August 28, 1997
                                                                ---------------

It is proposed that this filing will become effective:

                       immediately upon filing pursuant to paragraph (b)
               -----
                 X     on August 28, 1997 pursuant to paragraph (b)
               -----
                       60 days after filing pursuant to paragraph (a)(1)
               -----
                       on (date) pursuant to paragraph (a)(1)
               -----
                       75 days after filing pursuant to paragraph (a)(2)
               -----
                       on (date) pursuant to paragraph (a)(2) of Rule 485
               -----

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
    for its most recent fiscal year was filed on or about February 26, 1997.

                             --- C O N T E N T S ---



      This Post-Effective Amendment No. 22 to Registration File No. 33-11495 includes the following:


  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectus

  5.     Part B - Statement of Additional Information

  6.     Part C - Other Information

  7.     Signatures

                              CROSS-REFERENCE SHEET

                                     PART A

Item No.        Description                                                             Location in Prospectus*
--------        -----------                                                             -----------------------

1               Cover Page.................................................                   Cover Page

2               Synopsis...................................................               Synopsis; Summary
                                                                                              of Expenses

3               Condensed Financial Information............................                    Financial
                                                                                              Highlights

4               General Description of Registrant..........................            Investment Objective and
                                                                                      Policies; Classes of Shares

5               Management of the Fund.....................................             Management of the Fund

6               Capital Stock and Other Securities.........................                  The Delaware
                                                                                       Difference; Dividends and
                                                                                     Distributions; Taxes; Classes
                                                                                               of Shares

7               Purchase of Securities Being Offered.......................             Cover Page; How to Buy
                                                                                        Shares; Calaculation of
                                                                                     Offering Price and Net Asset
                                                                                      Value Per Share; Management
                                                                                              of the Fund

8               Redemption or Repurchase...................................               How to Buy Shares;
                                                                                        Redemption and Exchange

9               Legal Proceedings..........................................                      None





* The Prospectus is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART B

                                                                                        Location of Statement of
Item No.        Description                                                              Additional Information*
--------        -----------                                                             ------------------------

10              Cover Page...................................................                   Cover Page

11              Table of Contents............................................                Table of Contents

12              General Information and History..............................                 Not Applicable

13              Investment Objectives and Policy.............................             Investment Restrictions
                                                                                               and Policies

14            Management of the Registrant...................................             Officers and Directors

15            Control Persons and Principal Holders of Securities............             Officers and Directors

16            Investment Advisory and Other Services.........................             Officers and Directors;
                                                                                           Investment Management
                                                                                      Agreement; General Information;
                                                                                           Financial Statements

17            Brokerage Allocation...........................................         Trading Practices and Brokerage

18            Capital Stock and Other Securities.............................               Capitalization and
                                                                                           Noncumulative Voting
                                                                                        (under General Information)

19            Purchase, Redemption and Pricing of Securities
              Being Offered..................................................               Purchasing Shares;
                                                                                        Determining Offering Price
                                                                                      and Net Asset Value Per Share;
                                                                                        Redemption and Repurchase;
                                                                                            Exchange Privilege

20            Tax Status.....................................................             Distribution and Taxes

21            Underwriters...................................................                Purchasing Shares

22            Calculation of Performance Data................................             Performance Information

23            Financial Statements...........................................              Financial Statements


* The Statement of Additional Information is included in and hereby incorporated by reference to Post-Effective Amendment No. 18 of Voyageur Mutual Funds, Inc.'s Registration Statement (File No. 33-63238).

                              CROSS-REFERENCE SHEET

                                     PART C

Item No.        Description                                                                     Location in Part C
--------        -----------                                                                     ------------------


24                Financial Statements and Exhibits.....................................               Item 24

25                Persons Controlled by or under Common Control
                  with Registrant.......................................................               Item 25

26                Number of Holders of Securities.......................................               Item 26

27                Indemnification.......................................................               Item 27

28                Business and Other Connections of Investment
                  Adviser...............................................................               Item 28

29                Principal Underwriters................................................               Item 29

30                Location of Accounts and Records......................................               Item 30

31                Management Services...................................................               Item 31

32                Undertakings..........................................................               Item 32


                                                      PART C

                                                 Other Information


Item 24.        Financial Statements and Exhibits

       (a)      Financial Statements:

                Part A      -   Financial Highlights

               *Part B      -   Statement of Net Assets
                                Statement of Operations
                                Statement of Changes in Net Assets
                                Notes to Financial Statements
                                Accountant's Report

       * The financial statements and Accountant's Report listed above relating to Voyageur Mutual Funds II, Inc. are incorporated into this filing by reference into the Fund's Part B from the Registrant's Annual Report for the fiscal year ended December 31, 1996.

       (b) Exhibits:

                (1)     Articles of Incorporation.

                        (a) Certificate of Amendment to the Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 17 filed April 29, 1994.

                        (b) Article of Correction (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

                        (c) Certificate of Designation (April 29, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

                        (d) Certificate of Designation (February 27, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

                (2) By-Laws. By-Laws, as amended (November 29, 1993) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

PART C - Other Information
(Continued)

                (3)     Voting Trust Agreement. Inapplicable.

                (4)     Copies of All Instruments Defining the Rights of
                        Holders.

                        (a)       Articles of Incorporation and Articles
                                  Supplementary.

                                  (i) Article __ of Articles of Incorporation (November 22, 1993) incorporated into this filing by reference to
                                         Post-Effective Amendment No. 17 filed
                                         April 29, 1994.

                                  (ii) Articles of Correction (July 27, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

                                  (iii)  Certificate of Designation (April 29,
                                         1994) incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 21 filed April 28, 1997.

                                  (iv)   Certificate of Designation (February
                                         27, 1995) incorporated into this filing
                                         by reference to Post-Effective
                                         Amendment No. 21 filed April 28, 1997.

                        (b)       By-Laws.

                                  (i)    Article __ incorporated into this
                                         filing by reference to Post-Effective
                                         Amendment No. 21 filed April 28, 1997.

                (5)     Investment Management Agreement.

                        (a)       Investment Management Agreement (April 30,
                                  1997) between Voyageur Fund Managers, Inc. and the Registrant on behalf of Tax-Free Colorado Fund attached as Exhibit.

                (6)     (a)       Distribution Agreements.

                                  (i) Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free Colorado Fund attached as Exhibit.

                        (b) Administration and Service Agreement Form of Administration and Service Agreement (as amended November 1995) included as Module.

PART C - Other Information
(Continued)

                        (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) included as Module.

                        (d) Mutual Fund Agreement for the Delaware Group of Funds (as amended November 1995) included as Module.

                (7)     Bonus, Profit Sharing, Pension Contracts. Inapplicable.

                (8)     Custodian Agreement.

                        (a) Custodian Contract with Norwest Bank Minnesota N.A. (April 20, 1992) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

                (9)     Other Material Contracts.

                        (a)       Shareholder Services Agreement (1997)
                                  between Delaware Service Company, Inc. and the Registrant on behalf of the Fund included as Module.

                        (b)       Executed Fund Accounting Agreement (August 19,
                                  1996) between Delaware Service Company, Inc.
                                  and the Registrant on behalf of the Fund included as Module.

                                  (i)    Executed Amendment No. 1 (September 30,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (ii)   Executed Amendment No. 2 (November 30,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (iii)  Executed Amendment No. 3 (December 27,
                                         1996) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (iv)   Executed Amendment No. 4 (February 24,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

PART C - Other Information
(Continued)

                                  (v)    Executed Amendment No. 4A (April 14,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                                  (vi) Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                                  (vii)  Executed Amendment No. 6 (July 21,
                                         1997) to Schedule A to Delaware Group
                                         of Funds Fund Accounting Agreement
                                         attached as Exhibit.

                (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on February 26, 1997.

                (11)    Consent of Auditors. Attached as Exhibit.

                (12)    Inapplicable.

                (13) Letter of Investment Intent incorporated into this filing by reference to Form N-1A filed on April 13, 1987.

                (14)    Inapplicable.

                (15)    Plans under Rule 12b-1.

                        (a) Proposed Plan under Rule 12b-1 for Class A, B and C Shares (1997) of Voyageur
                                  Mutual Funds II, Inc. on behalf of Tax-Free
                                  Colorado Fund included in Exhibit (6)(a)(i).

                (16)    Schedules of Computation for each Performance Quotation.

                        (a) Schedule of Computation of Fund Performance for the Fund to be filed by Amendment.

PART C - Other Information
(Continued)

                (17)    Financial Data Schedules. To be filed by Amendment.

                (18)    Plan under Rule 18f-3.

                        (a) Plan under Rule 18f-3 (April 30, 1997) attached as Exhibit.

                (19)    Other:    Directors' Power of Attorney. Attached as
                        Exhibit.

Item 25.           Persons Controlled by or under Common Control with
                   Registrant.  None.

Item 26.           Number of Holders of Securities.

               (1)                                            (2)

                                                       Number of
       Title of Class                                  Record Holders
       --------------                                  --------------

       Tax-Free Colorado Fund A Shares:
       Common Stock Par Value                          8,393 Accounts
       $.01 Per Share                                  as of July 31, 1997

       Tax-Free Colorado Fund B Shares:
       Common Stock Par Value                          172 Accounts
       $.01 Per Share                                  as of July 31, 1997

       Tax-Free Colorado Fund C Shares:
       Common Stock Par Value                          83 Accounts
       $.01 Per Share                                  as of July 31, 1997


Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 21 filed April 28, 1997.

Item 28.          Business and Other Connections of Investment Adviser.

                  Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax Free Funds, Inc., Voyageur Intermediate Tax Free Funds, Inc., Voyageur Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)

       The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Wayne A. Stork                Chairman of the Board, President, Chief Executive Officer, Chief Investment
                              Officer and Director of Delaware Management Company, Inc.; Chairman of
                              the Board, President, Chief Executive Officer and Director of the Registrant,
                              each of the other funds in the Delaware Group, Delaware Management
                              Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and
                              Founders Holdings, Inc.; Chairman of the Board and Director of Delaware
                              Distributors, Inc. and Delaware Capital Management, Inc.; Director of
                              Delaware Service Company, Inc. and Delaware Investment & Retirement
                              Services, Inc.; and Chairman, Chief Executive Officer and Director of
                              Delaware International Advisers Ltd.

Richard G. Unruh, Jr.         Executive Vice President and Director of Delaware Management Company,
                              Inc.; Executive Vice President of the Registrant, each of the other funds in the
                              Delaware Group, Delaware Management Holdings, Inc. and Delaware Capital
                              Management, Inc; and Director of Delaware International Advisers Ltd.

                              Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989,
                              2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee,
                              AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of
                              Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

Paul E. Suckow                Executive Vice President/Chief Investment Officer, Fixed Income of
                              Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.; Executive
                              Vice President and Director of Founders Holdings, Inc.; Executive Vice
                              President of Delaware Capital Management, Inc.; and Director of Founders
                              CBO Corporation

                              Director, HYPPCO Finance Company Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

David K. Downes               Executive Vice President, Chief Operating Officer, Chief Financial Officer
                              and Director of Delaware Management Company, Inc., DMH Corp, Delaware
                              Distributors, Inc., Founders Holdings, Inc. and Delaware International
                              Holdings Ltd.; Executive Vice President, Chief Operating Officer and Chief
                              Financial Officer of the Registrant and each of the other funds in the
                              Delaware Group, Delaware Management Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and Delaware Distributors,
                              L.P.;  President, Chief Executive Officer, Chief Financial Officer and Director
                              of Delaware Service Company, Inc.; Chairman, Chief Executive Officer and
                              Director of Delaware Investment & Retirement Services, Inc.; Chairman and
                              Director of Delaware Management Trust Company; and Director of Delaware
                              International Advisers Ltd.

                              Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton
                              Place, Newtown Square, PA

George M.                     Senior Vice President, General Counsel, Secretary and Director of
Chamberlain, Jr.              Delaware Management Company, Inc., DMH Corp., Delaware Distributors,
                              Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                              Management, Inc. and Delaware Investment & Retirement Services, Inc.; Senior Vice
                              President, Secretary and General Counsel of the Registrant, each of the other funds in the
                              Delaware Group, Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                              Executive Vice President, Secretary, General Counsel and Director of Delaware Management
                              Trust Company; Secretary and Director of Delaware International Holdings Ltd.; and
                              Director of Delaware International Advisers Ltd.








*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richard J. Flannery             Senior Vice President/Corporate and International Affairs of the Registrant,
                                each of the other funds in the Delaware Group, Delaware Management
                                Holdings, Inc., DMH Corp., Delaware Management Company, Inc.,
                                Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware
                                Management Trust Company, Delaware Capital Management, Inc.,
                                Delaware Service Company, Inc. and Delaware Investment & Retirement
                                Services, Inc.;  Senior Vice President/ Corporate and International Affairs
                                and Director of Founders Holdings, Inc. and Delaware International
                                Holdings Ltd.; Senior Vice President of Founders CBO Corporation; and
                                Director of Delaware International Advisers Ltd.

                                Director, HYPPCO Finance Company Ltd.

                                Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd.,
                                Elverton, PA; Director and Member of Executive Committee of Stonewall
                                Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof               Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, Inc. and Founders
                                Holdings, Inc.; Senior Vice President/Investment Accounting of Delaware
                                Management Company, Inc. and Delaware Service Company, Inc.; Senior
                                Vice President and Treasurer/ Manager, Investment Accounting of
                                Delaware Distributors, L.P.; Assistant Treasurer of Founders CBO
                                Corporation; and Senior Vice President and Manager of Investment
                                Accounting of Delaware International Holdings Ltd.








* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Joseph H. Hastings              Senior Vice President/Corporate Controller and Treasurer of Delaware
                                Management Holdings, Inc., DMH Corp., Delaware Management
                                Company, Inc., Delaware Distributors, Inc., Delaware Capital Management,
                                Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and
                                Delaware International Holdings Ltd.;  Senior Vice President/Corporate
                                Controller of the Registrant, each of the other funds in the Delaware Group and Founders Holdings, Inc.;  Executive Vice President, Chief Financial
                                Officer and Treasurer of Delaware Management Trust Company; Chief
                                Financial Officer and Treasurer of Delaware Investment & Retirement
                                Services, Inc.; and Senior Vice President/Assistant Treasurer of Founders
                                CBO Corporation

Michael T. Taggart              Senior Vice President/Facilities Management and Administrative Services
                                of Delaware Management Company, Inc.

Douglas L. Anderson             Senior Vice President/Operations of Delaware Management Company, Inc.,
                                Delaware Investment and Retirement Services, Inc. and Delaware Service
                                Company, Inc.; Senior Vice President/ Operations and Director of Delaware
                                Management Trust Company

James L. Shields                Senior Vice President/Chief Information Officer of Delaware Management
                                Company, Inc., Delaware Service Company, Inc. and Delaware Investment
                                & Retirement Services, Inc.

Eric E. Miller                  Vice President, Assistant Secretary and Deputy General Counsel of the Registrant and
                                each of the other funds in the Delaware Group, Delaware Management Company, Inc.,
                                Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                                Distributors Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                                Founders Holdings, Inc., Delaware Capital Management, Inc. and Delaware Investment &
                                Retirement Services, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Richelle S. Maestro           Vice President and Assistant Secretary of Delaware Management Company,
                              Inc., the Registrant, each of the other funds in the Delaware Group,
                              Delaware Management Holdings, Inc., Delaware Distributors, L.P.,
                              Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp.,
                              Delaware Management Trust Company, Delaware Capital Management,
                              Inc., Delaware Investment & Retirement Services, Inc. and Founders
                              Holdings, Inc.; Secretary of Founders CBO Corporation; and Assistant
                              Secretary of Delaware International Holdings Ltd.

                              Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus/1               Vice President/Assistant Controller of Delaware Management Company,
                              Inc. and Delaware Management Trust Company

Bruce A. Ulmer                Vice President/Director of LNC Internal Audit of Delaware Management Company, Inc., the
                              Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                              Inc., DMH Corp., Delaware Management Trust Company and Delaware Investment & Retirement
                              Services, Inc.

Steven T. Lampe/2             Vice President/Taxation of Delaware Management Company, Inc., the
                              Registrant, each of the other funds in the Delaware Group, Delaware
                              Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                              Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                              Management Trust Company, Founders Holdings, Inc., Founders CBO
                              Corporation, Delaware Capital Management, Inc. and Delaware Investment
                              & Retirement Services, Inc.

Christopher Adams/3           Vice President/Strategic Planning of Delaware Management Company, Inc.
                              and Delaware Service Company, Inc.

Susan L. Hanson               Vice President/Strategic Planning of Delaware Management Company, Inc.
                              and Delaware Service Company, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------


Dennis J. Mara/4              Vice President/Acquisitions of Delaware Management Company, Inc.

Scott Metzger                 Vice President/Business Development of Delaware Management Company, Inc. and Delaware
                              Service Company, Inc.

Lisa O. Brinkley              Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware
                              Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                              Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner            Vice President/Legal Registrations of Delaware Management Company,
                              Inc., the Registrant, each of the other funds in the Delaware Group,
                              Delaware Distributors, L.P. and Delaware Distributors, Inc.

Gerald T. Nichols             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer,
                              Assistant Secretary and Director of Founders CBO Corporation

Paul A. Matlack               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice President of Founders Holdings, Inc.; and President
                              and Director of Founders CBO Corporation.

Gary A. Reed                  Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                              Group and Delaware Capital Management, Inc.





* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Patrick P. Coyne              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                              Group and Delaware Capital Management, Inc.

Roger A. Early                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware
                              Group

Mitchell L. Conery/5          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                              Registrant and each of the tax-exempt and fixed income funds in the Delaware Group

George H. Burwell             Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc. and each of the equity funds in the Delaware Group

John B. Fields                Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc. and each of the equity funds in the Delaware Group and
                              Delaware Capital Management, Inc.

Gerald S. Frey/6              Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc., the Registrant and each of the equity funds in the Delaware
                              Group

Christopher Beck              Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc. and each of the equity funds in the Delaware Group

Elizabeth H. Howell/7        Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc. and the Registrant

Christopher Beck              Vice President/Senior Portfolio Manager of Delaware Management
                              Company, Inc.

Andrew M.                     Vice President/Senior Portfolio Manager of Delaware Management
McCullaugh, Jr./8             Company, Inc.



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principle            Positions and Offices with the Manager and its
Business Address *            Affiliates and Other Positions and Offices Held
------------------            -----------------------------------------------

Paul Grillo                   Vice President/Portfolio Manager of Delaware Management Company, Inc., the Registrant
                              and each of the tax-exempt and fixed income funds in the Delaware Group

William H. Miller             Vice President/Assistant Portfolio Manager of Delaware Management
                              Company, Inc. and the Registrant

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

------------------------------
1  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2  TAX MANAGER, Price Waterhouse prior to October 1995.
3  SENIOR ASSOCIATE, FAS, Coopers & Lybrand LLP prior to October 1995.
4 CORPORATE CONTROLLER, IIS prior to July 1997 and DIRECTOR, FINANCIAL PLANNING, Decision One prior to March 1996.
5  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
6  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
7 SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997. 8 SENIOR PORTFOLIO MANAGER, Voyageur Asset Management, LLC prior to April
   1997.

PART C - Other Information
(Continued)


Item 29.       Principal Underwriters.

               (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

               (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------

Delaware Distributors, Inc.           General Partner                              None

Delaware Management
Company, Inc.                         Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                      Limited Partner                              None

Bruce D. Barton                       President and Chief Executive                None

David K. Downes                     Senior Vice President/                         Executive Vice President/
                                    Chief Administrative Officer/                  Chief Operating Officer/
                                    Chief Financial Officer                        Chief Financial Officer

George M. Chamberlain, Jr.          Senior Vice President/Secretary/               Senior Vice President/
                                    General Counsel                                Secretary/General Counsel

Terrence P. Cunningham              Senior Vice President/ Financial               None
                                    Institutions

Thomas E. Sawyer                    Senior Vice President/                         None
                                    National Sales Director

Dana B. Hall                        Senior Vice President/Key Accounts             None

Mac McAuliffe                       Senior Vice President/Sales                    None
                                    Manager, Western Division


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------

William F. Hostler                  Senior Vice President/Marketing                None
                                    Services

J. Chris Meyer                      Senior Vice President/                         None
                                    Director Product Management

Stephen H. Slack                    Senior Vice President/Wholesaler               None

William M. Kimbrough                Senior Vice President/Wholesaler               None

Daniel J. Brooks                    Senior Vice President/Wholesaler               None

Richard J. Flannery                 Senior Vice President/Corporate                Senior Vice President/
                                    and International Affairs                      Corporate and
                                    International Affairs

Bradley L. Kolstoe                  Senior Vice President/Western                  None
                                    Division Sales Manager


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------


Henry W. Orvin                      Senior Vice President/Eastern                  None
                                    Division Sales Manager - Wire/
                                    Regional Channel

Michael P. Bishof                   Senior Vice President and Treasurer/           Senior Vice
                                    Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                      Vice President/Assistant Secretary/            Vice President/Assistant
                                    Deputy General Counsel                         Secretary/Deputy General
                                                                                   Counsel

Richelle S. Maestro                 Vice President/Assistant Secretary             Vice President/Assistant
                                                                                   Secretary

Steven T. Lampe                     Vice President/Taxation                        Vice President/Taxation

Joseph H. Hastings                  Vice President/Corporate                       Senior Vice President/
                                    Controller & Treasurer                         Corporate Controller

Lisa O. Brinkley                    Vice President/Compliance                      Vice President/
                                    Compliance

Rosemary E. Milner                  Vice President/Legal Registrations             Vice President/Legal
                                    Registrations

Daniel H. Carlson                   Vice President/Strategic Marketing             None

Diane M. Anderson                   Vice President/Plan Record Keeping             None
                                    and Administration

Anthony J. Scalia                   Vice President/Defined Contribution            None
                                    Sales, SW Territory

Courtney S. West                    Vice President/Defined Contribution            None
                                    Sales, NE Territory



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------

Denise F. Guerriere                 Vice President/Client Services                 None

Gordon E. Searles                   Vice President/Client Services                 None

Julia R. Vander Els                 Vice President/Participant Services            None

Jerome J. Alrutz                    Vice President/Retail Sales                    None

Joanne A. Mettenheimer              Vice President/New Business                    None
                                    Development

Scott Metzger                       Vice President/Business Development            Vice President/Business
                                                                                   Development

Stephen C. Hall                     Vice President/Institutional Sales             None

Gregory J. McMillan                 Vice President/ National Accounts              None

Christopher H. Price                Vice President/Manager, Insurance              None

Stephen J. DeAngelis                Vice President/Product Development             None

Zina DeVassal                       Vice President/Financial Institutions          None

Andrew W. Whitaker                  Vice President/Financial Institutions          None

Jesse Emery                         Vice President/ Marketing                      None
                                    Communications

Darryl S. Grayson                   Vice President, Broker/Dealer                  None
                                    Internal Sales

Susan T. Friestedt                  Vice President/Client Service                  None

Dinah J. Huntoon                    Vice President/Product                         None
                                    Manager Equity


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------


Soohee Lee                          Vice President/Fixed Income                    None
                                    Product Management

Michael J. Woods                    Vice President/ UIT Product                    None
                                    Management

Ellen M. Krott                      Vice President/Marketing                       None

Dale L. Kurtz                       Vice President/Marketing Support               None

Holly W. Reimel                     Vice President/Manager, Key Accounts           None

David P. Anderson                   Vice President/Wholesaler                      None

Lee D. Beck                         Vice President/Wholesaler                      None

Gabriella Bercze                    Vice President/Wholesaler                      None

Terrence L. Bussard                 Vice President/Wholesaler                      None

William S. Carroll                  Vice President/Wholesaler                      None

William L. Castetter                Vice President/Wholesaler                      None

Thomas J. Chadie                    Vice President/Wholesaler                      None

Thomas C. Gallagher                 Vice President/Wholesaler                      None

Douglas R. Glennon                  Vice President/Wholesaler                      None

Ronald A. Haimowitz                 Vice President/Wholesaler                      None

Christopher L. Johnston             Vice President/Wholesaler                      None

Michael P. Jordan                   Vice President/Wholesaler                      None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------


Jeffrey A. Keinert                  Vice President/Wholesaler                      None

Thomas P. Kennett                   Vice President/ Wholesaler                     None

Debbie A. Marler                    Vice President/Wholesaler                      None

Nathan W. Medin                     Vice President/Wholesaler                      None

Roger J. Miller                     Vice President/Wholesaler                      None

Patrick L. Murphy                   Vice President/Wholesaler                      None

Stephen C. Nell                     Vice President/Wholesaler                      None

Julia A. Nye                        Vice President/Wholesaler                      None

Joseph T. Owczarek                  Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden           Vice President/Wholesaler                      None

Mark A. Pletts                      Vice President/Wholesaler                      None

Philip G. Rickards                  Vice President/Wholesaler                      None

Laura E. Roman                      Vice President/Wholesaler                      None

Linda Schulz                        Vice President/Wholesaler                      None

Edward B. Sheridan                  Vice President/Wholesaler                      None

Robert E. Stansbury                 Vice President/Wholesaler                      None

Julia A. Stanton                    Vice President/Wholesaler                      None

Larry D. Stone                      Vice President/Wholesaler                      None



* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                    Positions and Offices                        Positions and Offices
Business Address *                    with Underwriter                             with Registrant
------------------                    ----------------                             ---------------


Edward J. Wagner                    Vice President/Wholesaler                      None

Wayne W. Wagner                     Vice President/Wholesaler                      None

Scott Whitehouse                    Vice President/Wholesaler                      None

John A. Wells                       Vice President/Marketing Technology            None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

      (c)  Not Applicable.

Item 30.   Location of Accounts and Records.

      All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55402.

Item 31.   Management Services.  None.

Item 32.   Undertakings.

              (a) Not Applicable.

              (b) Not Applicable.

              (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

              (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 26th day of August, 1997.

                                     VOYAGEUR MUTUAL FUNDS II, INC.

                                     By    /s/ Wayne A. Stork
                                            --------------------------
                                                  Wayne A. Stork
                                        Chairman of the Board, President,
                                       Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


                    Signature                                       Title                                   Date
                    ---------                                       -----                                   ----

                                                    Chairman of the Board, President,
  /s/ Wayne A. Stork                                Chief Executive Officer and Director                August 26, 1997
-------------------------------------------
Wayne A. Stork
                                                    Executive Vice President/Chief Operating
                                                    Officer/Chief Financial Officer
                                                    (Principal Financial Officer and
 /s/ David K. Downes                                Principal Accounting Officer)                      August 26, 1997
-------------------------------------------
David K. Downes



/s/Walter P. Babich                     *           Director                                           August 26, 1997
-------------------------------------------
Walter P. Babich



/s/Anthony D. Knerr                     *           Director                                           August 26, 1997
-------------------------------------------
Anthony D. Knerr


/s/Ann R. Leven                         *           Director                                           August 26, 1997
-------------------------------------------
Ann R. Leven


/s/W. Thacher Longstreth                *           Director                                           August 26, 1997
-------------------------------------------
W. Thacher Longstreth


/s/Thomas F. Madison                    *           Director                                           August 26, 1997
-------------------------------------------
Thomas F. Madison


/s/Jeffrey J. Nick                      *           Director                                           August 26, 1997
-------------------------------------------
Jeffrey J. Nick


/s/Charles E. Peck                      *           Director                                           August 26, 1997
-------------------------------------------
Charles E. Peck

                                                      *By /s/ Wayne A. Stork
                                                          -----------------------
                                                           Wayne A. Stork
                                                      as Attorney-in-Fact for
                                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A










             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.                         Exhibit
-----------                         -------

EX-99.B5A                           Executed Management Agreement (April 30, 1997) between Voyageur Fund
                                    Managers, Inc. and Registrant on behalf of Tax-Free Colorado Fund

EX-99.B6AI                          Proposed Distribution Agreement (1997) between Delaware Distributors, L.P. and the Registrant on behalf of Tax-Free Colorado Fund.

EX-99.B6B                           Form of Administration and Service Agreement (as amended November
(Module Name                        1995)
ADMIN_SER_AGREE)

EX-99.B6C                           Dealer's Agreement (as amended November 1995)
(Module Name
DEALERS_AGREE)

EX-99.B6D                           Mutual Fund Agreement for the Delaware Group of Funds (as amended
(Module Name                        November 1995)
MUTUAL_FUND_AGR)

EX-99.B9A                           Shareholder Services Agreement (1997) between Delaware Service
(Module Name                        Company, Inc. and the Registrant on behalf of the Fund
SH_SVC_AGT)

EX-99.B9B                           Executed Fund Accounting Agreement (August 19, 1996) between
(Module Name                        Delaware Service Company, Inc. and the Registrant on behalf of
FUND_ACCT_AGT)                      the Fund

EX-99.B9BI                          Executed Amendment No. 1 (September 30, 1996) to Schedule A to Delaware
                                    Group of Funds Fund Accounting Agreement

EX-99.B9BII                         Executed Amendment No. 2 (November 30, 1996) to Schedule A to Delaware
                                    Group of Funds Fund Accounting Agreement

EX-99.B9BIII                        Executed Amendment No. 3 (December 27, 1996) to Schedule A to Delaware
                                    Group of Funds Fund Accounting Agreement

EX-99.B9BIV                         Executed Amendment No. 4 (February 24, 1997) to Schedule A to Delaware
                                    Group of Funds Fund Accounting Agreement

EX-99.B9BV                          Executed Amendment No. 4A (April 14, 1997) to Schedule A to Delaware Group
                                    of Funds Fund Accounting Agreement


                                INDEX TO EXHIBITS
                                   (CONTINUED)


Exhibit No.                         Exhibit
-----------                         -------


EX-99.B9BVI                         Executed Amendment No. 5 (May 1, 1997) to Schedule A to Delaware Group of
                                    Funds Fund Accounting Agreement

EX-99.B9BVII                        Executed Amendment No. 6 (July 21 1, 1997) to Schedule A to Delaware Group
                                    of Funds Fund Accounting Agreement

EX-99.B11                           Consent of Auditors

EX-99.B18                           Rule 18f-3 Plan

EX-99.B19                           Directors' Power of Attorney
